DEBT - Schedule of Debt (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Jul. 29, 2020	Dec. 31, 2019
Short Term Debt [LineItems]
Mortgage notes payable	$ 182,146,897	$ 182,948,438
Plus: unamortized mortgage premium, net of discount	239,979	447,471
Less: unamortized deferred financing costs	(1,472,537)	(1,491,715)
Net principal	$ 180,914,339	$ 181,904,194
Loan to value ratio (as a percent)	60.00%	60.00%
Mortgages
Short Term Debt [LineItems]
Mortgage notes payable	$ 182,146,897	$ 176,948,438		$ 195,739,481
Plus: unamortized mortgage premium, net of discount	239,979	447,471		489,664
Less: unamortized deferred financing costs	(1,472,537)	(1,469,991)		(2,189,938)
Net principal	180,914,339	175,925,918		194,039,207
Accredo property
Short Term Debt [LineItems]
Mortgage notes payable	$ 8,538,000	8,538,000
Debt instrument, stated interest rate	3.80%
Debt instrument, effective interest rate	3.80%
Six Dollar General properties
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,693,074	3,747,520
Debt instrument, stated interest rate	4.69%
Debt instrument, effective interest rate	4.69%
Six Dollar General properties | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 3,747,520		3,819,264
Debt instrument, stated interest rate		4.69%
Debt instrument, effective interest rate		4.69%
Dana property
Short Term Debt [LineItems]
Mortgage notes payable	$ 0	$ 4,466,865
Debt instrument, stated interest rate	4.56%
Debt instrument, effective interest rate	4.56%
Dana property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,466,865		4,551,250
Debt instrument, stated interest rate		4.56%
Debt instrument, effective interest rate		4.56%
Northrop Grumman property
Short Term Debt [LineItems]
Mortgage notes payable	$ 6,971,012	$ 5,518,589
Debt instrument, stated interest rate	3.35%
Debt instrument, effective interest rate	3.35%
Northrop Grumman property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,518,589		5,666,866
Debt instrument, stated interest rate		4.40%
Debt instrument, effective interest rate		4.40%
exp US Services property
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,272,333	$ 3,321,931
Debt instrument, effective interest rate	4.25%
exp US Services property | Initial Contractual Interest One
Short Term Debt [LineItems]
Interest rate at period start	4.25%	4.25%
exp US Services property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 3,321,931		3,385,353
Debt instrument, effective interest rate		4.25%
exp US Services property | Treasury Bill Index
Short Term Debt [LineItems]
Debt instrument, stated interest rate	3.25%	3.25%
Harley Davidson property
Short Term Debt [LineItems]
Mortgage notes payable	$ 6,525,824	$ 0
Debt instrument, stated interest rate	425.00%
Debt instrument, effective interest rate	4.25%
Harley Davidson property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 0		6,748,029
Debt instrument, stated interest rate		4.25%
Debt instrument, effective interest rate		4.25%
Wyndham property
Short Term Debt [LineItems]
Mortgage notes payable	$ 5,522,100	$ 5,607,000
Debt instrument, effective interest rate	4.34%
Wyndham property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,607,000		5,716,200
Debt instrument, effective interest rate		4.34%
Wyndham property | LIBOR
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.05%
Wyndham property | LIBOR | Mortgages
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		2.05%
Wiiliams Sonoma property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,368,000	$ 4,438,200
Debt instrument, effective interest rate	4.34%
Wiiliams Sonoma property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,438,200		4,530,600
Debt instrument, effective interest rate		4.34%
Wiiliams Sonoma property | LIBOR
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.05%
Wiiliams Sonoma property | LIBOR | Mortgages
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		2.05%
Omnicare property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,130,640	$ 4,193,171
Debt instrument, stated interest rate	4.36%
Debt instrument, effective interest rate	4.36%
Omnicare property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,193,171		4,273,552
Debt instrument, stated interest rate		4.36%
Debt instrument, effective interest rate		4.36%
EMCOR property
Short Term Debt [LineItems]
Mortgage notes payable	$ 2,771,646	$ 2,811,539
Debt instrument, stated interest rate	4.35%
Debt instrument, effective interest rate	4.35%
EMCOR property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 2,811,539		2,862,484
Debt instrument, stated interest rate		4.35%
Debt instrument, effective interest rate		4.35%
Husqvarna property
Short Term Debt [LineItems]
Mortgage notes payable	$ 6,379,182	$ 6,379,182
Debt instrument, stated interest rate	4.60%	4.60%
Debt instrument, effective interest rate	4.60%
Husqvarna property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 6,379,182		6,379,182
Debt instrument, effective interest rate		4.60%
Husqvarna property | Treasury Bill Index
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.45%
AvAir property
Short Term Debt [LineItems]
Mortgage notes payable	$ 19,950,000	$ 19,950,000
Debt instrument, stated interest rate	3.80%
Debt instrument, effective interest rate	3.80%
AvAir property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 19,950,000	$ 19,950,000	$ 14,575,000
Debt instrument, stated interest rate		380.00%
Debt instrument, effective interest rate		3.80%	3.80%	4.84%
3M property
Short Term Debt [LineItems]
Mortgage notes payable	$ 8,058,500	$ 8,166,000
Debt instrument, effective interest rate	5.09%
3M property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 8,166,000		$ 8,290,000
Debt instrument, effective interest rate		5.09%
3M property | LIBOR
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.25%
3M property | LIBOR | Mortgages
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		2.25%
Cummins property
Short Term Debt [LineItems]
Mortgage notes payable	$ 8,222,700	$ 8,332,200
Debt instrument, effective interest rate	5.16%
Cummins property | LIBOR
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	2.25%
Texas Health property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,304,825	4,363,203
Debt instrument, stated interest rate	4.00%
Debt instrument, effective interest rate	4.00%
Texas Health property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 4,363,203		4,400,000
Debt instrument, stated interest rate		4.00%
Debt instrument, effective interest rate		4.00%
Bon Secours property
Short Term Debt [LineItems]
Mortgage notes payable	$ 5,124,127	$ 5,180,552
Debt instrument, stated interest rate	5.41%
Debt instrument, effective interest rate	5.41%
Bon Secours property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,180,552		5,250,000
Debt instrument, stated interest rate		5.41%
Debt instrument, effective interest rate		5.41%
Costco property
Short Term Debt [LineItems]
Mortgage notes payable	$ 18,850,000	$ 18,850,000
Debt instrument, stated interest rate	4.85%
Debt instrument, effective interest rate	4.85%
Costco property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 18,850,000		18,850,000
Debt instrument, stated interest rate		4.85%
Debt instrument, effective interest rate		4.85%
Taylor Fresh Foods
Short Term Debt [LineItems]
Mortgage notes payable	$ 12,350,000	$ 12,350,000
Debt instrument, stated interest rate	3.85%
Debt instrument, effective interest rate	3.85%
Taylor Fresh Foods | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 12,350,000		12,350,000
Debt instrument, stated interest rate		3.85%
Debt instrument, effective interest rate		3.85%
Levins property
Short Term Debt [LineItems]
Mortgage notes payable	$ 2,671,067	$ 2,032,332
Debt instrument, stated interest rate	3.75%
Debt instrument, effective interest rate	3.75%
Levins property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 2,032,332		2,079,793
Debt instrument, effective interest rate		3.74%
Levins property | LIBOR | Mortgages
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		1.93%
Dollar General Bakersfield property
Short Term Debt [LineItems]
Mortgage notes payable	$ 2,244,201	$ 2,268,922
Debt instrument, stated interest rate	3.65%
Debt instrument, effective interest rate	3.65%
Dollar General Bakersfield property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 2,268,922
Debt instrument, effective interest rate		3.38%
Labcorp
Short Term Debt [LineItems]
Mortgage notes payable	$ 5,342,133	$ 4,020,418
Debt instrument, stated interest rate	3.75%
Debt instrument, effective interest rate	3.75%
GSA (MSHA) property
Short Term Debt [LineItems]
Mortgage notes payable	$ 1,728,428	1,752,092
Debt instrument, stated interest rate	3.65%
Debt instrument, effective interest rate	3.65%
GSA (MSHA) property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 1,752,092		1,796,361
Debt instrument, effective interest rate		3.13%
GSA (MSHA) property | LIBOR | Mortgages
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate		1.25%
PreK Education property
Short Term Debt [LineItems]
Mortgage notes payable	$ 4,957,705	$ 5,037,846
Debt instrument, stated interest rate	4.25%
Debt instrument, effective interest rate	4.25%
PreK Education property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 5,037,846		5,140,343
Debt instrument, stated interest rate		4.25%
Debt instrument, effective interest rate		4.25%
Solar Turbines, Amec Foster, ITW Rippey properties
Short Term Debt [LineItems]
Mortgage notes payable	$ 9,044,276	$ 9,214,700
Debt instrument, stated interest rate	3.35%
Debt instrument, effective interest rate	3.35%
Dollar General Big Spring property
Short Term Debt [LineItems]
Mortgage notes payable	$ 590,962	599,756
Debt instrument, stated interest rate	4.50%
Debt instrument, effective interest rate	4.50%
Dollar General Big Spring property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 599,756		611,161
Debt instrument, stated interest rate		4.50%
Debt instrument, effective interest rate		4.50%
Gap property
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,512,484	$ 3,569,990
Debt instrument, stated interest rate	4.15%
Debt instrument, effective interest rate	4.15%
Gap property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 3,569,990		3,643,166
Debt instrument, stated interest rate		4.15%
Debt instrument, effective interest rate		4.15%
L3Harris
Short Term Debt [LineItems]
Mortgage notes payable	$ 6,260,223	$ 5,185,929
Debt instrument, stated interest rate	3.35%
Debt instrument, effective interest rate	3.35%
L3Harris | Prime Rate
Short Term Debt [LineItems]
Debt instrument, basis spread on variable rate	0.25%
Sutter Health property
Short Term Debt [LineItems]
Mortgage notes payable	$ 13,669,395	13,879,655
Debt instrument, stated interest rate	4.50%
Debt instrument, effective interest rate	4.50%
Sutter Health property | Mortgages
Short Term Debt [LineItems]
Mortgage notes payable		$ 13,879,655		$ 14,161,776
Debt instrument, stated interest rate		4.50%
Debt instrument, effective interest rate		4.50%
Walgreens property
Short Term Debt [LineItems]
Mortgage notes payable	$ 3,094,060	$ 3,172,846
Debt instrument, stated interest rate	4.25%
Debt instrument, effective interest rate	4.25%